Investments - Summary of Recognized Gain From Current Investments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Investment [Line Items]
Investment income earned	$ 4,741
Realized gains	41,083
Unrealized losses	(6,346)
Changes in fair value through profit/loss	13
Total	39,491
Funds
Disclosure Of Investment [Line Items]
Investment income earned	473
Realized gains	3,657
Unrealized losses	(4,299)
Total	(169)
Bonds
Disclosure Of Investment [Line Items]
Investment income earned	2,647
Realized gains	2,330
Unrealized losses	(1,969)
Total	3,008
Debentures
Disclosure Of Investment [Line Items]
Investment income earned	253
Total	253
Equity in Quoted Companies
Disclosure Of Investment [Line Items]
Investment income earned	1,182
Realized gains	35,096
Unrealized losses	(78)
Total	36,200
Equity in Private Companies
Disclosure Of Investment [Line Items]
Investment income earned	186
Changes in fair value through profit/loss	13
Total	$ 199